SHARE CAPITAL - Disclosure of detailed information about outstanding PSUs (Details) - Performance Share Units [Member]	12 Months Ended
Aug. 31, 2020 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Opening balance	0
Granted	142,187
Exercised	(15,502)
Outstanding, Ending balance	126,685